WANGER ADVISORS TRUST

Wanger International Small Cap

(the “Fund”)

Supplement dated January 1, 2008 to the
Prospectus dated May 1, 2007

Effective January 1, 2008, the Fund has changed its primary benchmark.  Accordingly, effective immediately, the Fund’s prospectus is hereby supplemented as follows:

1.             The first four sentences of the first paragraph within the section entitled “Performance History” on page 6 are replaced in their entirety with the following:

The bar chart that follows shows the Fund’s calendar year returns.  The performance table following the bar chart shows how the Fund’s average annual returns compare with those of broad measures of market performance for one year, five years, and ten years.  We compare the Fund to the S&P/Citigroup Global ex-U.S. Cap Range $500M to $5B Index, which measures the performance of a subset of the broad market, and to the S&P/Citigroup EMI Global ex-U.S. Index, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying International Core Funds Index, each of which are broad-based measures of market performance.  The S&P/Citigroup Global ex-U.S. Cap Range $500M to $5B Index is the Fund’s primary benchmark.  Prior to January 1, 2008, the Fund’s primary benchmark was the S&P/Citigroup EMI Global ex-U.S. Index.  The Fund changed its primary benchmark because the Fund’s investment adviser believes that the S&P/Citigroup Global ex-U.S. Cap Range $500M to $5B Index is more consistent with the market capitalization range of the companies in which the Fund invests.

2.             The Average Annual Total Return table and the footnote below it on page 7 are replaced in their entirety with the following:

Average Annual Total Returns	1 Year	5 Years	10 Years
Wanger International Small Cap	37.16%	22.74%	15.17%
S&P/Citigroup Global ex-U.S. Cap Range $500M to $5B Index*	26.70%	24.15%	10.86%
S&P/Citigroup EMI Global ex-U.S. Index*	30.83%	24.39%	10.65%
MSCI EAFE Index*	26.34%	14.98%	7.71%
Lipper Variable Underlying International Core Funds Index*	24.35%	13.70%	7.58%

*      The S&P/Citigroup Global ex-U.S. Cap Range $500M to $5B Index, the Fund’s primary benchmark, is a subset of the broad market selected by the index sponsor which represents the small- and mid-cap developed and emerging markets, excluding the United States.  The S&P/Citigroup EMI Global ex-U.S. Index is an index of the bottom 20% of institutionally investable capital of developed and emerging countries selected by the index sponsor, outside the United States.  The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada.  Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category.  The Lipper Variable Underlying International Core Funds Index is made up of the 30 largest non-U.S. Funds.  The indices are unmanaged and differ from the Fund’s composition; they are not available for direct investment.

WANGER ADVISORS TRUST

Wanger International Small Cap

 (the “Fund”)

Supplement dated January 1, 2008 to the
 Statement of Additional Information dated May 1, 2007

Effective January 1, 2008, the Fund has changed its primary benchmark.  Accordingly, effective immediately, the Fund’s statement of additional information is hereby supplemented as follows:

Within the section entitled “Portfolio Managers,” in the second paragraph under the heading “Compensation” on page 24, the sentence that begins “The benchmark index for each Fund,” is replaced in its entirety with the following:

The benchmark index or indices for each Fund are: (1) Wanger U.S. Smaller Companies:  the Russell 2000® Index (primary benchmark), Standard & Poor’s MidCap 400 Index (the “S&P 400”) and Standard & Poor’s 500 Stock Index (the “S&P 500”); (2) Wanger International Small Cap:  the S&P/Citigroup Global ex-U.S. Cap Range $500M to $5B Index (primary benchmark), the S&P/Citigroup EMI Global ex-U.S. Index, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the Lipper VUF International Core Funds category; (3) Wanger Select:  the S&P 400 (primary benchmark), the S&P 500 and the Lipper VUF Mid-Cap Growth Funds category; and (4) Wanger International Select: the S&P/Citigroup World ex-U.S. Cap Range $2B to $10B Index (primary benchmark), the MSCI EAFE Index and the Lipper VUF International Growth Funds category.